Right-of-use asset and lease liability: - Lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liability:
Balance at the beginning	$ 503	$ 188
Additions to lease liability	545	535
Derecognition due to lease modification		55
Interest expense	29	17
Principal repayment	(209)	(187)
Foreign exchange loss	3	5
Balance at the end	871	503
Current portion of lease liability	254	156
Non-current portion of lease liability	$ 617	$ 347
Remaining life of property leases	3 years
Incremental borrowing rate	3.50%
IFRS Adjustment
Lease liability:
Incremental borrowing rate	5.00%